February 10, 2021

Ms. Elisabeth M. Bentzinger

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: Certain registration statements of Nassau Life Insurance Company and PHL Variable Insurance Company; File Nos: 002-78020, 033-87376, and 033-23251

Dear Ms. Bentzinger:

Today we are filing post-effective amendments under Rule 485(a) to the registration statements designated 002-78020 and 033-23251. We intend that these registration statement amendments become effective on May 1, 2021.

As discussed below, the filings today are part of a larger set of filings on Forms N-4 and N-6 being made to (a) reactivate registration statements that had ceased filing post-effective amendments in reliance on the line of no-action letters that included Great-West Life & Annuity Insurance Company (October 23, 1990) (“Great-West”) and (b) update the disclosure and conform the disclosure to the current requirements of Forms N-4 and N-6.

Overview of the three registration statements

The registration statements included in this group have as depositor either Nassau Life Insurance Company (“Nassau Life”) or its affiliate PHL Variable Insurance Company (“PHL Variable”). Here is a brief description of the registration statements involved:

002-78020.

For this Form N-4, the depositor is Nassau Life and the separate account is Nassau Life Variable Accumulation Account. The registration statement includes several separate prospectuses. Nassau Life ceased filing post-effective amendments in 2015. Prior to 2015, although Nassau Life filed post-effective amendments, it had ceased updating certain individual prospectuses contained in the registration statement.

Based on the Commission position set forth in its summary prospectus adopting release (IC-33814), registration statement 002-78020 is not eligible to rely on Alternative Disclosures going forward, because there were more than 5000 contractowners as of July 1, 2020. Accordingly, in this Rule 485(a) filing, Nassau Life updates disclosure and also conforms the disclosure to the requirements of the current version of Form N-4.

033-87376.

For this Form N-4, the depositor is PHL Variable Insurance Company and the separate account is PHL Variable Accumulation Account. As with the Nassau Life Form N-4, this registration ceased filing post-effective amendments in 2015. The registration statement includes several separate prospectuses.

033-23251.

For this Form N-6, the depositor is Nassau Life Insurance Company and the separate account is Nassau Life Variable Universal Account. The registration statement includes several prospectuses, all of which have not been updated since the last post-effective amendment filed in 2015.

Proposed Template Approach

We are proposing that:

•	One prospectus within 002-78020 serve as template for the other prospectuses in that registration and for the prospectuses in 033-87376.
•	One prospectus within 033-23251 serve as template for the other two prospectuses in that registration statement.

Thus, the filings today are for each of the 002-78020 and 033-23251 and include (a) the prospectus within the registration statement that will serve as the template (b) the SAI and (c) Part C. We will apply Staff comments received concerning these prospectuses, as applicable, to the replicate prospectuses in the 485(b) filings that go effective on May 1, 2021.

We appreciate your attention to these Rule 485(a) filings, and are happy to answer any questions that may arise during the course of your review.

Sincerely,

Christopher Sprague

Senior Counsel